Document and Entity Information	Aug. 08, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 08, 2022
Entity Registrant Name	PennantPark Floating Rate Capital Ltd.
Entity Central Index Key	0001504619
Entity Incorporation, State or Country Code	MD
Entity File Number	814-00891
Entity Tax Identification Number	27-3794690
Entity Address, Address Line One	1691 Michigan Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	212
Local Phone Number	905-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	PFLT
Security Exchange Name	NYSE
Title of 12(g) Security	Common Stock, par value $0.001 per share
Entity Emerging Growth Company	false